UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811- 3734



                             EuroPacific Growth Fund
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: March 31, 2003

                  Date of reporting period: September 30, 2003





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)







ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

EUROPACIFIC GROWTH FUND

[cover photo: businessman on cell phone walking down street past red telephone booth]

Semi-annual report for the six months ended September 30, 2003

EUROPACIFIC GROWTH FUND(R) seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. About half of the world's investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2003:

Class A shares                                                      1 year                5 years              10 years
reflecting 5.75% maximum sales charge                               18.41%                 4.83%                 7.35%

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.

FELLOW SHAREHOLDERS:

[black and white photo of businessman on cell phone walking down street past telephone booth]

World markets roared to life in the first half of EuroPacific Growth Fund's fiscal year, as investors focused on encouraging reports of economic resurgence. U.S.-based investors received an additional benefit from the strengthening of major currencies relative to the dollar.

For the six months ended September 30, EuroPacific produced a 28.9% total return. This was below the 29.3% return of the MSCI EAFE(R) (Europe, Australasia, Far East) Index, an unmanaged measure of 21 major markets outside the U.S., and ahead of the 26.9% return of the Lipper international funds average.

Taking into account the difficult period for stocks in early 2003, the fund gained 25.6% for the full 12 months ended September 30. As the table below shows, over longer time frames EuroPacific has achieved a solid record of growth, and has consistently finished ahead of its relevant benchmarks.

LEAPING FORWARD

The fund's fiscal year began in April with stocks on an upward path. With major conflict in Iraq concluded, and the SARS virus quelled in Asia and Canada, investors grew increasingly optimistic about global prospects for a U.S.-led economic recovery. Virtually every market rose by double digits during the six months. The greatest increases generally went to stocks in economically sensitive industries, which stood to benefit the most from the improved outlook.


Results at a glance
 (through September 30, 2003, with all distributions reinvested)

                                                           Total return                      Average annual total return

                                                                                                                    Lifetime
                                                        Six                                                       (since April
                                                       months        1 year           5 years        10 years       16, 1984)

EuroPacific Growth Fund                                +28.9%         +25.6%          +6.1%           +8.0%          +12.5%
MSCI EAFE(R)(Europe, Australasia,
     Far East) Index(1)                                +29.3          +26.5           +0.9            +3.2            +9.8
Lipper international funds average(2)                  +26.9          +22.9           +1.6            +4.4            +9.8

(1) The index is unmanaged.
(2) Source: Lipper. Average is based on total return and does not reflect the effect of sales charges.


In Europe, consumer confidence returned, despite lingering weakness on the manufacturing and employment fronts. The euro appreciated more than 7% against the dollar during the period, putting pressure on exporters but also pushing stock returns in France, the Netherlands, Italy and Spain above 20% for U.S. investors.(1) Germany (+43.5%) bounced back from dismal declines this past winter to post the region's best gains. Outside the eurozone, stock prices in Switzerland appreciated 27.5%. The United Kingdom rose 22.3%; in contrast to the rest of Europe, that country has enjoyed relatively good economic health.

(1) Country returns are based on MSCI indexes, assume reinvestment of dividends and are measured in U.S. dollars.

Asian markets were even more successful during the period, led by positive economic news in Japan (+36.2%). Stock prices in South Korea (+43.6%) and Taiwan (+42.3%) soared as well, buoyed by improving worldwide demand for technology and electronic goods.

In the Americas, Canadian stocks rose 27.4%, while in Brazil stocks gained a remarkable 46.9%, as investors were reassured by the pace of fiscal reforms. In both cases, currency appreciation added significantly to returns.

TECHNOLOGY AT THE FORE

In this salutary environment, the vast majority of portfolio holdings rose in price. Technology stocks, in particular, returned to favor. Manufacturers of semiconductors and semiconductor equipment led the way, benefiting from rising chip prices and an uptick in demand. Among larger technology positions, Samsung Electronics, Tokyo Electron and Taiwan Semiconductor Manufacturing each rose more than 50%(2) in price.

(2)Stock price changes reflect market exchange prices translated to U.S. dollars at the beginning and the end of the period.

Other large holdings that did especially well included Cia. Vale do Rio Doce and Petrobras, both based in Brazil, and financial services companies ING and HSBC. Two companies that had been weighed down by accounting irregularities turned around dramatically during the six months: Ahold, a Dutch supermarket retailer, nearly tripled in price, while Elan, an Irish pharmaceutical concern, gained more than 80%.

Pharmaceuticals, EuroPacific's largest industry concentration, generally supported returns. In August, AstraZeneca, a longtime holding and the fund's largest investment, won FDA approval of its new cholesterol-lowering drug, Crestor. AstraZeneca's stock price rose, as did that of Shionogi, the Japanese firm from which it licensed the compound. Telecommunications stocks, also well-represented in the portfolio, were positive, although they tended to do less well than the overall market. Finally, traditionally defensive industries such as food and beverages were weak, putting pressure on the stock prices of companies like Unilever and Nestle.


WHERE THE FUND'S ASSETS ARE INVESTED (by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.*

                                                                     EuroPacific                                 EAFE
                                                                     Growth Fund                               Index+

                                                         (9/30/2003)            (3/31/2003)                (9/30/2003)
Europe
United Kingdom                                              14.3%                     16.8%                      25.9%
Netherlands                                                  8.0                       6.4                        5.0
France                                                       5.6                       6.3                        9.3
Switzerland                                                  4.1                       3.8                        7.4
Germany                                                      3.8                       3.2                        6.2
Spain                                                        2.0                       1.9                        3.4
Norway                                                       1.6                       1.6                         .5
Denmark                                                      1.3                       1.4                         .8
Italy                                                        1.1                       1.0                        3.8
Sweden                                                       1.0                       1.1                        2.2
Belgium                                                       .9                       1.2                        1.0
Ireland                                                       .7                        .7                         .8
Finland                                                       .6                       1.0                        1.7
Other Europe                                                 1.4                       1.3                        1.0
                                                            46.4%                     47.7%                      69.0%

Pacific Basin
Japan                                                       19.3                      14.0                       23.1
South Korea                                                  6.1                       5.2                         --
Canada                                                       4.9                       5.5                         --
Australia                                                    3.3                       3.6                        5.0
Mexico                                                       2.9                       3.1                         --
Taiwan                                                       2.3                       2.2                         --
Hong Kong                                                    1.0                        .9                        1.8
China                                                         .6                        .5                         --
Other Pacific Basin                                           .5                        .4                        1.1
                                                            40.9%                     35.4%                      31.0%

Other
Brazil                                                       2.6                       3.0                         --
Other countries                                              1.7                       1.7                         --
                                                             4.3%                      4.7%                        --

Cash & equivalents                                           8.4%                     12.2%                        --

Total                                                      100.0%                    100.0%                     100.0%

*A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
+Weighted by market capitalization.

SHIFTS IN THE PORTFOLIO

Recent investment activity and market movements have increased our exposure in some areas and decreased it in others. The most notable shift occurred among Japanese companies, which now collectively account for 19.3% of net assets, up from 14.0% six months ago. We have been cautiously optimistic about the prospects for Japan; it is currently our largest single country concentration, with investments in a range of industries.

We continue to find attractively valued companies in Europe. During the period we significantly increased a number of bank holdings, including ABN AMRO and Societe Generale, and also added selectively to our telecommunications positions. At the same time, we reduced several media and energy positions, believing there were better prospects elsewhere. The fund's cash and equivalents holdings fell to 8.4% of net assets, from 12.2% six months ago.

A BRIGHTER OUTLOOK

By many measures, the economic recovery appears to be underway: corporate earnings have risen, inventories have begun to shrink and production has increased in certain sectors. Fundamentally, inflation is contained and interest rates are quite low, thanks to concerted efforts by central banks around the world to stimulate business growth. Still, there are hurdles to overcome, not least of which are high unemployment rates and the weak dollar, which has restrained pricing for exporters outside the U.S. These uncertainties, and the intensity of the recent stock market climb, call for caution as we move ahead; indeed, the fund's latest six-month return is more than twice its lifetime annual average.

Longer term, prospects are quite encouraging. Many businesses have restructured and are now operating more efficiently than they have in some time. Moreover, valuations among international markets are generally attractive relative to the U.S., providing EuroPacific with many rich veins to mine. As always, we are working diligently to uncover the best of these opportunities on behalf of our shareholders.

Cordially,

/s/ Gina H. Despres                 /s/ Mark Denning
Gina H. Despres                     Mark Denning
Chairman of the Board               President

November 7, 2003

As reported in the press, instances of excessive short-term trading and illegal "late trading" (trading after 4 p.m. Eastern time) have been discovered at a number of different fund companies. In several of those cases, fund personnel engaged in or permitted these activities in clear violation of regulatory requirements and strict internal policies. This sort of conduct is unethical and detrimental to long-term shareholders. We will not tolerate it at American Funds. Although it is often difficult to detect and prevent abusive trading practices, we are committed to taking action to combat this harmful activity wherever we find it.


INVESTMENT PORTFOLIO, September 30, 2003                              unaudited


INDUSTRY DIVERSIFICATION (percent of net assets)

[begin pie chart]

Pharmaceuticals                                            8.89 %
Commercial Banks                                           7.97
Diversified Telecommunication Services                     7.16
Wireles Telecommunication Services                         5.66
Oil & Gas                                                  5.42
Food products                                              5.31
Other industries                                          51.16
Bonds & notes                                               .03
Cash & equivalents                                         8.40
[end pie chart]



                                           Percent
                                            of net
LARGEST EQUITY HOLDINGS                     assets
----------------------------------------  -----------

AstraZeneca                                     2.73 %
Vodafone                                        2.24
Nestle                                          1.62
Unilever                                        1.58
Cia. Vale do Rio Doce                           1.51
Koninklijke Ahold                               1.46
Samsung Electronics                             1.39
KPN                                             1.30
Telefonica                                      1.27
ING                                             1.27



                                                                                  Shares or     Market
                                                                                  principal      value
EQUITY SECURITIES (COMMON AND PREFERRED STOCKS AND CONVERTIBLE DEBENTURES)           amount       (000)

PHARMACEUTICALS  -  8.89%
AstraZeneca PLC (Sweden) (1)                                                     14,341,617   $615,816
AstraZeneca PLC  (United Kingdom) (1)                                             4,863,000    205,822
Sanofi-Synthelabo (France) (1)                                                    5,965,000    364,073
Shionogi & Co., Ltd. (Japan) (1)                                                 15,784,000    273,278
Novo Nordisk A/S, Class B (Denmark)(1)                                            6,725,000    249,133
UCB NV (Belgium)(1)                                                               7,290,900    216,278
Novartis AG (Switzerland)(1)                                                      4,613,960    179,379
Aventis (France)(1)                                                               3,093,550    161,143
H. Lundbeck A/S (Denmark) (1)                                                     6,990,388    126,626
Roche Holding AG (Switzerland) (1)                                                1,420,000    118,298
Elan Corp., PLC (ADR) (Ireland) (2)                                              16,675,800     88,215
Chugai Pharmaceutical Co., Ltd. (Japan)                                           6,418,000     80,124

COMMERCIAL BANKS  -  7.97%
HSBC Holdings PLC (United Kingdom)(1)                                            16,505,980    218,550
HSBC Holdings PLC(1)                                                             11,673,571    157,837
Kookmin Bank (South Korea) (1)                                                    9,515,550    311,550
ABN AMRO Holding NV (Netherlands) (1)                                            16,723,294    310,206
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,    19,488,000,000    263,511
  units (Japan)
Bank of Nova Scotia (Canada)                                                      4,796,200    224,444
Societe Generale (France) (1)                                                     2,980,000    199,485
HBOS PLC (United Kingdom) (1)                                                    16,231,012    186,094
Svenska Handelsbanken Group, Class A (Sweden) (1)                                 7,765,000    132,077
Westpac Banking Corp. (Australia) (1)                                            10,106,435    112,238
Hang Seng Bank Ltd. (Hong Kong)(1)                                                8,605,100    105,562
Allied Irish Banks, PLC (Ireland)                                                 3,566,302     52,639
DEPFA BANK PLC (Ireland)                                                            465,000     45,212
Unibanco-Uniao de Bancos Brasileiros SA, units (GDS) (Brazil)                     1,640,000     32,472
Lloyds TSB Group PLC (United Kingdom)(1)                                          3,000,000     20,685
Malayan Banking Bhd. (Malaysia)(1)                                                7,258,700     18,338
Toronto-Dominion Bank (Canada)                                                      300,000      8,508

DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.16%
Royal KPN NV (Netherlands) (1) (2)                                               52,102,400    391,331
Telefonica, SA (Spain) (1)                                                       32,511,705    382,928
BCE Inc. (Canada)                                                                11,497,305    248,551
Deutsche Telekom AG (Germany) (1) (2)                                            14,504,600    210,639
KT Corp. (South Korea) (1)                                                        2,793,530    110,398
KT Corp. (ADR)                                                                    5,020,000    100,049
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                             5,504,000    168,147
Telefonos de Mexico, SA de CV, Class L                                            7,180,000     10,969
Swisscom AG (Switzerland) (1)                                                       465,770    136,552
Telekom Austria AG (Austria) (2)                                                 11,685,000    124,070
France Telecom, SA (France) (1) (2)                                               3,530,000     81,436
BT Group PLC (United Kingdom) (1)                                                20,000,000     60,040
Telecom Corp. of New Zealand Ltd. (New Zealand) (1)                              16,327,400     49,913
Singapore Telecommunications Ltd. (Singapore) (1)                                48,097,000     45,821
Philippine Long Distance Telephone Co. (ADR) (Philippines) (2)                    2,936,764     34,654
Telewest Communications PLC (United Kingdom) (2)                                 77,919,721      2,473

WIRELESS TELECOMMUNICATION SERVICES  -  5.66%
Vodafone Group PLC (United Kingdom) (1)                                         337,790,430    675,844
KDDI Corp. (Japan) (1)                                                               62,534    318,415
SK Telecom Co., Ltd. (South Korea)(1)                                             1,429,500    229,622
America Movil SA de CV, Series L (ADR) (Mexico)                                   6,337,600    146,462
America Movil SA de CV, Series L                                                  7,180,000      8,274
Bouygues SA (France) (1)                                                          4,030,000    106,072
China Unicom Ltd. (China) (1)                                                   103,828,000     85,759
China Mobile (Hong Kong) Ltd. (China)(1)                                         32,000,000     83,715
mm02 PLC (United Kingdom) (2)                                                    49,111,000     46,715
Turkcell Iletisim Hizmetleri AS (Turkey) (2)                                    500,000,000      3,446

OIL & GAS  -  5.42%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)           13,411,150    307,518
Petro-Canada (Canada)                                                             7,347,400    286,017
Norsk Hydro AS (Norway) (1)                                                       5,205,000    265,748
Norsk Hydro AS (ADR)                                                                250,000     12,840
Canadian Natural Resources, Ltd. (Canada)                                         6,042,700    249,120
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                     1,675,000     63,248
"Shell" Transport and Trading Co., PLC (1)                                        4,200,000     25,950
Royal Dutch Petroleum Co. (Netherlands) (1)                                       1,000,000     44,044
Royal Dutch Petroleum Co. (New York registered)                                     500,000     22,100
ENI SpA (Italy)(1)                                                                9,000,000    137,903
LUKoil Holding (ADR) (Russia)                                                       940,000     76,892
Nexen Inc. (Canada)                                                               2,364,906     64,454
Sasol Ltd. (South Africa)                                                         4,700,000     56,366
TOTAL FINA ELF SA, Class B (France)(1)                                               85,000     12,871
BG Group PLC (United Kingdom)(1)                                                  1,600,000      6,716

FOOD PRODUCTS  -  5.31%
Nestle SA (Switzerland)                                                           2,115,000    488,558
Unilever PLC (United Kingdom)                                                    55,672,239    475,447
Unilever NV (Netherlands) (1)                                                     3,577,000    211,802
Groupe Danone (France)                                                            1,189,000    181,740
Koninklijke Numico NV, Class C (Netherlands) (2)                                  8,145,900    165,571
Nissin Food Products Co., Ltd. (Japan)                                            3,177,100     75,455

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.27%
Samsung Electronics Co., Ltd. (South Korea)(1)                                    1,245,090    417,202
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1) (2)                    193,069,323    373,858
Rohm Co., Ltd. (Japan) (1)                                                        2,472,000    321,947
Tokyo Electron Ltd. (Japan) (1)                                                   2,217,400    144,698
Nikon Corp. (Japan) (1)(2)                                                        1,510,700     20,593
ASML Holding NV (Netherlands) (1) (2)                                               508,400      6,663

MEDIA  -  3.81%
News Corp. Ltd., preferred (Australia) (1)                                       15,802,381    107,975
News Corp. Ltd. (ADR)                                                             2,677,300     87,815
News Corp. Ltd. (1)                                                               8,304,979     67,557
News Corp. Ltd., preferred (ADR) (Australia)                                        745,100     20,334
Vivendi Universal (France) (1)                                                   11,747,200    209,403
Vivendi Universal (ADR)                                                             180,000      3,197
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)            4,413,400    161,486
Mediaset SpA (Italy)                                                              8,980,200     82,264
Mediaset SpA (Italy)  (3)                                                         4,138,700     37,913
Thomson Corp. (Canada)                                                            3,270,000     99,211
WPP Group PLC (United Kingdom)(1)                                                 9,900,000     83,353
Pearson PLC (United Kingdom) (1)                                                  7,537,272     71,306
Elsevier NV (Netherlands)                                                         4,210,000     47,649
British Sky Broadcasting Group PLC (United Kingdom) (1)(2)                        4,000,000     40,778
Nippon Television Network Corp. (Japan) (1)                                         180,790     26,001
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                       3,430,000
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                       2,158,091

AUTOMOBILES  -  3.66%
Honda Motor Co., Ltd. (Japan) (1)                                                 9,005,100    357,903
Suzuki Motor Corp. (Japan)(1)                                                    19,015,000    276,655
Fuji Heavy Industries Ltd. (Japan) (1)                                           27,502,000    138,462
Bayerische Motoren Werke AG (Germany) (1)                                         2,774,000    105,619
Hyundai Motor Co. (South Korea)                                                   3,440,000     99,185
Renault SA (France)(1)                                                            1,550,000     91,663
Nissan Motor Co., Ltd. (Japan)(1)                                                 3,045,000     32,644

METALS & MINING  -  3.46%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                     6,449,800    230,468
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                  5,441,300    222,114
Cia. Vale do Rio Doce, preferred nominative, Class A                                100,000      3,573
Xstrata PLC (United Kingdom) (1)                                                 21,747,885    167,590
WMC Resources Ltd (Australia) (2)                                                37,795,603    113,749
BHP Billiton PLC (United Kingdom)(1)                                             12,000,000     79,844
POSCO (South Korea)(1)                                                              640,000     73,000
JFE Holdings, Inc. (Japan) (1)                                                    2,852,800     61,268
Alumina Ltd. (Australia) (1)                                                     15,071,257     51,918
Anglogold Ltd. (South Africa) (1)                                                 1,040,000     39,693

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.28%
Hon Hai Precision Industry Co., Ltd. (Taiwan)(1)                                 74,218,008    318,065
Murata Manufacturing Co., Ltd. (Japan)(1)                                         3,557,600    180,364
Hirose Electric Co., Ltd. (Japan) (1)                                             1,780,000    179,389
Hoya Corp. (Japan) (1)                                                            2,114,000    160,950
Samsung Electro-Mechanics Co., Ltd. (South Korea)(1)                              3,730,000    112,790
Samsung SDI Co., Ltd. (South Korea)(1)                                              430,180     35,745

INSURANCE  -  2.92%
Mitsui Sumitomo Insurance Co., Ltd. (Japan)(1)                                   37,003,000    269,282
PartnerRe Holdings Ltd. (Multinational)                                           2,617,850    132,646
Sompo Japan Insurance Inc. (Japan) (1)                                           15,999,000    116,250
Millea Holdings, Inc. (Japan)(1)                                                      9,834    111,049
Allianz AG (Germany) (1)                                                            605,800     53,402
Allianz AG (1) (3)                                                                  233,335     20,569
QBE Insurance Group Ltd. (Australia) (1)                                          9,409,330     63,812
Fairfax Financial Holdings Ltd. (Canada)                                            233,000     36,376
Fairfax Financial, 5.00% convertible debenture 2023 (3)                         $20,000,000     20,550
NIPPONKOA Insurance Co., Ltd. (Japan)(1)                                         10,217,000     52,116
Munchener Ruckversicherungs-Gesellschaft AG (Germany) (1)                            35,100      3,482

FOOD & STAPLES RETAILING  -  2.90%
Koninklijke Ahold NV (Netherlands) (1) (2)                                       46,464,000    441,173
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                  55,461,118    160,299
Wal-Mart de Mexico, SA de CV, Series C                                            6,543,341     16,972
Woolworths Ltd. (Australia) (1)                                                  18,608,428    148,750
AEON Co., Ltd. (Japan)                                                            4,030,000    106,186

BEVERAGES  -  2.07%
Orkla AS (Norway) (4)                                                            11,024,000    216,838
Heineken NV (Netherlands)                                                         5,303,750    193,017
Coca-Cola HBC SA (Greece)                                                         4,696,683     90,750
Foster's Group Ltd. (Australia)                                                  15,435,253     46,979
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                               1,020,000     38,913
Southcorp Ltd. (Australia)                                                       18,070,700     37,282

SPECIALTY RETAIL  -  2.01%
Dixons Group PLC (United Kingdom)                                                82,360,272    184,052
FAST RETAILING CO., LTD. (Japan)                                                  3,385,100    159,577
INDITEX SA (Spain)                                                                6,240,400    133,976
Kingfisher PLC (United Kingdom)                                                  24,469,098    106,111
Kesa Electricals PLC (United Kingdom)  (2)                                        5,592,936     20,699


DIVERSIFIED FINANCIAL SERVICES  -  1.85%
ING Groep NV (Netherlands) (1)                                                   20,273,415    373,210
ING Groep NV, warrants, expire 2008 (1) (2)                                       1,730,000      8,137
Brascan Corp., Class A (Canada)                                                   3,600,000     91,148
Groupe Bruxelles Lambert SA (Belgium)                                             1,370,000     65,779
First Pacific Co. Ltd. (Hong Kong) (1) (2)                                       70,324,000     11,990
Ayala Corp. (Philippines)                                                        87,691,000      7,758

CHEMICALS  -  1.58%
L'Air Liquide (France) (1)                                                        1,126,375    159,802
L'Air Liquide                                                                       329,662     46,658
Nitto Denko Corp. (Japan)(1)                                                      4,601,400    197,589
Linde AG (Germany)                                                                1,722,400     71,063

ELECTRIC UTILITIES  -  1.26%
Scottish Power PLC (United Kingdom) (1)                                          33,627,300    196,875
E.ON AG (Germany) (1)                                                             2,820,000    138,129
Korea Deposit Insurance Corp. 2.25% convertible debentures 2005(South Korea)(3) $35,300,000     43,860

PAPER & FOREST PRODUCTS  -  1.21%
Sappi Ltd. (South Africa) (1)                                                    10,861,000    143,984
Abitibi-Consolidated Inc. (Canada)                                               13,094,600     92,062
Stora Enso Oyj, Class R  (Finland) (1)                                            6,929,063     86,148
UPM-Kymmene Corp. (Finland)                                                       2,535,000     42,563

HOUSEHOLD DURABLES  -  1.16%
Koninklijke Philips Electronics NV (Netherlands) (1)                              6,110,000    140,134
Sekisui House, Ltd. (Japan)(1)                                                    8,650,000     76,897
LG Electronics Inc.                                                               1,580,000     76,385
Sony Corp. (Japan) (1)                                                            1,609,700     55,385

BUILDING PRODUCTS  -  1.10%
Asahi Glass Co., Ltd. (Japan) (1)                                                32,239,000    219,655
Tostem Inax Holding Corp. (Japan)(1)                                              4,408,000     77,797
ASSA ABLOY AB, Class B (Sweden) (1)                                               4,050,000     35,516

CAPITAL MARKETS  -  1.08%
Deutsche Bank AG (Germany)                                                        5,351,925    326,282

REAL ESTATE  -  1.05%
Mitsubishi Estate Co., Ltd. (Japan) (1)                                          11,830,000    111,854
Westfield Trust, units (Australia)                                               31,565,302     70,281
Westfield Trust, units  (2)                                                       1,102,277      2,424
Sun Hung Kai Properties Ltd. (Hong Kong)(1)                                       8,150,000     66,488
Hongkong Land Holdings Ltd. (Hong Kong) (1)                                      34,363,300     54,057
Security Capital Global Realty (Luxembourg) (1) (2) (3)                             369,323      6,242
Hang Lung Group Ltd. (Hong Kong)(1)                                               3,475,000      4,162

OFFICE ELECTRONICS  -  0.98%
Canon, Inc. (Japan) (1)                                                           6,140,000    296,606

TEXTILES, APPAREL & LUXURY GOODS  -  0.84%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                       12,667,000    252,245

MULTI-UTILITIES & UNREGULATED POWER  -  0.82%
National Grid Transco PLC (United Kingdom)                                       38,641,000    247,499

CONSTRUCTION MATERIALS  -  0.62%
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)        5,955,154    148,581
Cemex, SA de CV, American depositary warrants, expire 2004 (2)                      262,457        564
Holcim Ltd. (Switzerland) (1)                                                       900,000     36,409

COMPUTERS & PERIPHERALS  -  0.60%
NEC Corp. (Japan) (1) (2)                                                        24,562,000    181,451

OTHER  -  3.87%
Yahoo Japan Corp. (Japan) (2)                                                        10,660    150,948
ORIX Corp. (Japan)(1)                                                             1,267,000     99,130
ORIX Corp. (ADR)                                                                    189,600      7,508
Gas Natural SDG, SA (Spain)(1)                                                    4,405,000     85,026
Essilor (France) (1)                                                              1,805,000     78,039
Marui Co., Ltd. (Japan)(1)                                                        5,745,000     70,792
SAP AG (Germany) (1)                                                                560,000     67,885
Volvo AB, Class B (Sweden)(1)                                                     2,547,000     58,795
Smith & Nephew PLC (United Kingdom) (1)                                           8,650,000     57,078
Gallaher Group PLC (United Kingdom)                                               5,550,866     52,247
Johnson Electric Holdings Ltd. (Hong Kong)(1)                                    33,659,500     51,133
Swedish Match AB (Sweden)                                                         6,688,799     50,893
Metso Oyj (Finland)                                                               5,000,000     49,589
British Airways PLC (United Kingdom) (2)                                         15,638,123     43,196
Hindustan Lever Ltd. (India)                                                      9,000,000     36,163
Vedior NV (Netherlands)(1)                                                        2,818,285     34,396
Siemens AG (Germany)(1)                                                             550,000     32,641
Ryanair Holdings PLC (ADR) (Ireland) (2)                                            490,000     19,845
Ryanair Holdings PLC (2)                                                            519,200      3,453
ABB Ltd (Switzerland) (1) (2)                                                     3,700,000     20,752
ABB Ltd (Sweden) (2)                                                                125,284        685
Brambles Industries Ltd. (Australia) (1)                                          6,234,136     19,681
Securitas AB, Class B (Sweden) (1)                                                1,550,000     18,790
Matsushita Electric Works, Ltd. (Japan)(1)                                        2,515,000     17,269
Bombardier Inc., Class B (Canada)                                                 3,000,000     12,615
Hilton Group PLC (United Kingdom)(1)                                              4,129,039     12,313
Brambles Industries PLC (United Kingdom)                                          3,000,000      8,461
Qantas Airways Ltd. (Australia)(1)                                                3,608,600      7,967
TI Automotive Ltd., Class A (United Kingdom) (1)(2)                               3,197,300          0


MISCELLANEOUS  -  4.76%
Other equity securities in initial period of acquisition                                     1,434,174


TOTAL COMMON STOCKS (cost: $24,269,467,000)                                                 27,580,343



                                                                                  Principal     Market
                                                                                     amount      value
BONDS & NOTES                                                                         (000)      (000)

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (1)                                              Euro  9,019     $8,945


HOUSEHOLD PRODUCTS  -  0.00%
Hindustan Lever Ltd. 9.00% 2004                                                  INR  9,000      1,253



TOTAL BONDS AND NOTES (cost: $7,522,000)                                                        10,198



                                                                                  Principal     Market
                                                                                     amount      value
SHORT-TERM SECURITIES                                                                  (000)      (000)

CORPORATE SHORT-TERM NOTES  -  7.23%
Shell Finance (U.K.) PLC 1.00-1.03 due 10/2-10/15/2003                             $112,000   $111,980
Credit Lyonnais N.A. Inc. 1.04%-1.06% due 10/2-10/22/2003                           101,300    101,252
Stadshypotek Delaware Inc.  1.05%-1.06% due 10/15-10/29/2003 (3)                     65,000     64,958
Svenska Handelsbanken 1.02% due 10/1/2003                                            35,000     34,999
Dexia Delaware LLC 1.02%-1.055% due 10/3-10/28/2003                                 100,000     99,953
American Honda Finance Corp. 1.04%-1.06% due 10/20-11/4/2003                        100,000     99,909
CBA (Delaware) Finance Inc. 1.04%-1.07% due 10/20-12/19/2003                        100,000     99,880
Spintab AB (Swedmortgage) 1.04%-1.08% due 10/16-12/12/2003                          100,000     99,854
KFW International Finance Inc. 1.04%-1.05% due 11/6-12/17/2003 (3)                   99,995     99,833
Danske Corp. 1.03%-1.05% due 10/9-12/12/2003                                         99,950     99,812
HBOS Treasury Services PLC 1.02%-1.07% due 10/6-12/10/2003                           95,000     94,913
Barclays U.S. Funding Corp. 1.03%-1.06% due 10/8-12/2/2003                           90,000     89,940
Ciesco LP 1.05%-1.06% due 10/14-10/27/2003 (3)                                       59,300     59,262
Ciesco LP 1.04% due 11/13/2003                                                       15,700     15,680
Bank of Ireland 1.06% due 10/22-11/4/2003 (3)                                        75,000     74,941
Royal Bank of Scotland PLC 1.00%-1.055% due 10/7-12/15/2003                          75,000     74,934
Toyota Motor Credit Corp. 1.02%-1.05% due 10/16-11/18/2003 (3)                       75,000     74,922
Societe Generale N.A. Inc. 1.03%-1.04% due 11/7-11/18/2003                           75,000     74,902
E.I. DuPont de Nemours & Co. 1.04%-1.05% due 10/29-11/25/2003                        65,000     64,905
Preferred Receivables Funding Corp. 1.05%-1.06% due 10/1-11/5/2003 (3)               50,500     50,470
ANZ (Delaware) Inc. 1.01%-1.065% due 10/6-12/10/2003                                 50,000     49,975
Nestle Capital Corp. 1.00%-1.04% due 10/9-11/7/2003 (3)                              50,000     49,966
TotalFinaElf SA 1.04% due 11/10/2003 (3)                                             50,000     49,939
Aventis S.A. 1.05% due 11/5-12/5/2003 (3)                                            50,000     49,938
Allied Irish Banks N.A. Inc. 1.06%-1.065% due 11/24/2003                             50,000     49,918
BASF AG  1.06%-1.07% due 11/24-12/19/2003 (3)                                        50,000     49,896
Edison Asset Securitization LLC 1.05% due 10/10/2003 (3)                             48,800     48,786
CDC Commercial Paper Corp. 1.05%-1.06% due 10/17-11/18/2003 (3)                      47,900     47,859
Westpac Capital Corp. 1.04% due 10/20/2003                                           27,600     27,584
Westpac Trust Securities N.Z. Ltd. 1.065% due 11/21/2003                             20,000     19,969
Diageo Capital PLC 1.03% due 10/9-10/24/2003 (3)                                     40,000     39,981
Bank of Nova Scotia 1.03%-1.04% due 10/27-11/17/2003                                 40,000     39,954
Electricite de France 1.03%-1.06% due 12/15/2003                                     38,000     37,916
Sony Capital Corp. 1.07% due 12/17/2003 (3)                                          30,000     29,928


FEDERAL AGENCY DISCOUNT NOTES  -  0.57%
Freddie Mac 1.06%-1.21% due 10/27-10/29/2003                                         61,500     61,450
Fannie Mae 1.13%-1.14% due 11/5-11/19/2003                                           60,000     59,925
Federal Home Loan Bank .965% due 10/3/2003                                           50,000     49,996


U.S. TREASURIES  -  0.41%
U.S. Treasury Bills .925%-.98% due 10/2-12/11/2003                                  122,000    121,885


CERTIFICATES OF DEPOSIT  -  0.28%
Canadian Imperial Bank of Commerce 1.03%-1.06% due 10/28-12/18/2003                  85,000     84,999


TOTAL SHORT-TERM SECURITIES (cost: $2,557,170,000)                                           2,557,163


TOTAL INVESTMENT SECURITIES (cost: $26,834,159,000)                                         30,147,704

NEW TAIWANESE DOLLAR (cost: $9,466,000)                                          NT$393,886      9,239

OTHER ASSETS LESS LIABILITIES                                                                  (36,355)

NET ASSETS                                                                                 $30,120,588

(1) Valued under fair value procedures adopted by authority of the Board of Trustees. At September 30, 2003, 122 of the securities listed above (with an aggregate value of $16,994,730,000) were fair valued under procedures that took into account significant price changes in the U.S. equity markets on that date.
(2) Security did not produce income during the last 12 months.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) The fund owns 5.10% of the outstanding voting securities of Orkla AS and thus is considered an affiliate of this company under the Investment Company Act of 1940.



ADR = American Depositary Receipts
GDS = Global Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited
                                              (dollars and shares in thousands,
at September 30, 2003                                 except per-share amounts)


ASSETS:
 Investment securities at market:
  Unaffiliated issuers (cost: $26,733,197)                                  $29,930,866
  Affiliated issuers (cost: $100,962)                                           216,838             $30,147,704
 Cash denominated in non-U.S. currencies
  (cost: $9,466)                                                                                          9,239
 Cash                                                                                                     6,210
 Receivables for:
  Sales of investments                                                           50,759
  Sales of fund's shares                                                         73,233
  Dividends and interest                                                         72,771                 196,763
                                                                                                     30,359,916
LIABILITIES:
 Payables for:
  Purchases of investments                                                      168,291
  Repurchases of fund's shares                                                   47,361
  Investment advisory services                                                   11,320
  Services provided by affiliates                                                 9,213
  Deferred Trustees' compensation                                                 1,440
  Other fees and expenses                                                         1,703                 239,328
NET ASSETS AT SEPTEMBER 30, 2003                                                                    $30,120,588

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                   $29,751,190
 Undistributed net investment income                                                                    268,368
 Accumulated net realized loss                                                                       (3,213,841)
 Net unrealized appreciation                                                                          3,314,871
NET ASSETS AT SEPTEMBER 30, 2003                                                                    $30,120,588

Shares of beneficial interest issued and outstanding
 - unlimited shares authorized

                                                                Net assets        Shares outstanding        Net asset value
                                                                                                               per share(1)
Class A                                                         $25,593,589                956,675                $26.75
Class B                                                             530,834                 20,045                 26.48
Class C                                                             441,888                 16,747                 26.39
Class F                                                           1,387,459                 51,950                 26.71
Class 529-A                                                          56,442                  2,114                 26.70
Class 529-B                                                          14,477                    548                 26.41
Class 529-C                                                          26,590                  1,007                 26.41
Class 529-E                                                           3,719                    140                 26.58
Class 529-F                                                           2,879                    108                 26.68
Class R-1                                                             3,278                    124                 26.47
Class R-2                                                            76,701                  2,899                 26.46
Class R-3                                                           316,877                 11,927                 26.57
Class R-4                                                           214,665                  8,086                 26.55
Class R-5                                                         1,451,190                 54,174                 26.79

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $28.38 and $28.33, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended September 30, 2003              (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $37,364; also includes
            $4,587 from affiliates)                                                     $302,919
  Interest (net of non-U.S. withholding
            tax of $19)                                                                   17,383                $320,302

 Fees and expenses:
  Investment advisory services                                                            62,684
  Distribution services                                                                   36,363
  Transfer agent services                                                                 13,556
  Administrative services                                                                  2,743
  Reports to shareholders                                                                  1,448
  Registration statement and prospectus                                                      676
  Postage, stationery and supplies                                                         1,653
  Trustees' compensation                                                                     266
  Auditing and legal                                                                         111
  Custodian                                                                                5,244
  Other                                                                                       65
  Total expenses before reimbursement                                                    124,809
   Reimbursement of expenses                                                                 168                 124,641
 Net investment income                                                                                           195,661

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                             23,626
  Non-U.S. currency transactions                                                          (1,228)                 22,398
 Net unrealized appreciation (depreciation) on:
  Investments                                                                          6,382,987
  Non-U.S. currency translations                                                            (225)              6,382,762
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                       6,405,160
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                              $6,600,821

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                                                             Six months             Year ended
                                                                                    ended September 30,              March 31,
                                                                                                  2003*                   2003
OPERATIONS:
 Net investment income                                                                        $195,661                $268,365
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                                22,398              (1,007,785)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                          6,382,762              (5,986,277)
  Net increase (decrease) in net assets
   resulting from operations                                                                 6,600,821              (6,725,697)

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                           -                 (257,468)

CAPITAL SHARE TRANSACTIONS                                                                     843,731                 708,304

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      7,444,552              (6,274,861)

NET ASSETS:
 Beginning of period                                                                        22,676,036              28,950,897
 End of period (including
  undistributed
  net investment income: $268,368 and $72,707,
  respectively)                                                                            $30,120,588             $22,676,036

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge   Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                within one year of
                                                purchase without an
                                                initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None            Declines from 5% to zero         Classes B and 529-B
                                                for redemptions within           convert to classes A
                                                six years of purchase            and 529-A, respectively,
                                                                                 after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within           Class C converts to
                                                one year of purchase             Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

         FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2003, there were no non-U.S. taxes paid on realized gains. As of September 30, 2003, there were no non-U.S. taxes provided on unrealized gains.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of September 30, 2003, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $26,852,462,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                        272,292
Accumulated short-term capital losses                                                                     (3,088,492)

Accumulated long-term capital losses                                                                        (118,996)

Gross unrealized appreciation on investment securities                                                      5,516,348
Gross unrealized depreciation on investment securities                                                    (2,211,867)

Accumulated short-term capital losses above include capital loss carryforwards of $1,995,408,000 and $1,191,529,000 expiring in 2010 and 2011, respectively.
The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

No distributions were paid to shareholders during the six months ended September 30, 2003. For the year ended March 31, 2003, distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

SHARE CLASS(1)                                                                          YEAR ENDED MARCH 31, 2003
Class A                                                                                          $        236,801
Class B                                                                                                     1,438
Class C                                                                                                     1,506
Class F                                                                                                     9,266
Class 529-A                                                                                                   320
Class 529-B                                                                                                    53
Class 529-C                                                                                                    99
Class 529-E                                                                                                    16
Class 529-F                                                                                                     4
Class R-1                                                                                                       7
Class R-2                                                                                                     141
Class R-3                                                                                                     339
Class R-4                                                                                                     295
Class R-5                                                                                                   7,183
Total                                                                                            $        257,468

(1)Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.415% on such assets in excess of $44 billion. For the six months ended September 30, 2003, the investment advisory services fee was $62,684,000, which was equivalent to an annualized rate of 0.459% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2003, unreimbursed expenses subject to reimbursement totaled $20,371,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the six months ended September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
  Share class     Distribution    Transfer agent                    Administrative services
                    services         services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                         CRMC           Transfer agent      Commonwealth of
                                                    administrative         services             Virginia
                                                       services                          administrative services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class A         $29,611          $13,236        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B           2,366             320         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C           1,830          Included            $275                $114            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F           1,439          Included             864                  94            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          20            Included              34                  4                  $23
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          57            Included              9                   4                    6
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          105           Included              16                  6                   10
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E           7            Included              2                  - *                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           3            Included              1                  - *                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           12            Included              2                   3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           205           Included              41                 235            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           522           Included             157                 144            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           186           Included             111                  11            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             571                  4             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $36,363          $13,556            $2,083               $619                 $41
---------------------------------------------------------------------------------------------------------------
* Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $113,000 in current fees (either paid in cash or deferred) and a net increase of $153,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

SHARE CLASS(1)                                                   SALES(2)                             REINVESTMENTS OF DIVIDENDS
                                                           AMOUNT            SHARES                     AMOUNT          SHARES
SIX MONTHS ENDED SEPTEMBER 30, 2003
Class A                                               $ 2,668,593           109,067                        $ -               -
Class B                                                    56,367             2,306                          -               -
Class C                                                   135,285             5,525                          -               -
Class F                                                   504,702            20,630                          -               -
Class 529-A                                                14,215               575                          -               -
Class 529-B                                                 3,954               162                          -               -
Class 529-C                                                 7,484               306                          -               -
Class 529-E                                                   933                38                          -               -
Class 529-F                                                 1,306                53                          -               -
Class R-1                                                   2,658               110                          -               -
Class R-2                                                  46,812             1,929                          -               -
Class R-3                                                 271,509            11,239                          -               -
Class R-4                                                 140,020             5,741                          -               -
Class R-5                                                 505,259            20,453                          -               -
Total net increase
   (decrease)                                         $ 4,359,097           178,134                        $ -               -

YEAR ENDED MARCH 31, 2003
Class A                                               $ 7,164,145           299,232                  $ 221,164           9,688
Class B                                                   147,204             6,143                      1,374              61
Class C                                                   470,319            19,960                      1,445              64
Class F                                                 1,086,194            46,454                      8,296             364
Class 529-A                                                35,222             1,461                        320              14
Class 529-B                                                 8,666               365                         53               2
Class 529-C                                                16,234               679                         99               4
Class 529-E                                                 2,434               102                         16               1
Class 529-F                                                 1,254                57                          4             - *
Class R-1                                                   1,309                59                          7             - *
Class R-2                                                  37,913             1,698                        141               6
Class R-3                                                  85,984             3,854                        339              15
Class R-4                                                  94,445             4,173                        295              13
Class R-5                                                 909,161            39,513                      6,647             291
Total net increase
   (decrease)                                        $ 10,060,484           423,750                  $ 240,200          10,523


                                                               REPURCHASES(2)                                 NET INCREASE
                                                           AMOUNT          SHARES                        AMOUNT         SHARES
SIX MONTHS ENDED SEPTEMBER 30, 2003
Class A                                              $ (2,987,016)       (121,679)                   $ (318,423)       (12,612)
Class B                                                   (24,655)         (1,012)                       31,712          1,294
Class C                                                   (52,930)         (2,157)                       82,355          3,368
Class F                                                  (247,722)        (10,149)                      256,980         10,481
Class 529-A                                                (1,109)            (45)                       13,106            530
Class 529-B                                                   (82)             (3)                        3,872            159
Class 529-C                                                  (495)            (20)                        6,989            286
Class 529-E                                                   (35)             (1)                          898             37
Class 529-F                                                   (14)             (1)                        1,292             52
Class R-1                                                  (1,014)            (41)                        1,644             69
Class R-2                                                 (10,768)           (444)                       36,044          1,485
Class R-3                                                 (59,173)         (2,366)                      212,336          8,873
Class R-4                                                 (33,783)         (1,359)                      106,237          4,382
Class R-5                                                 (96,570)         (3,885)                      408,689         16,568
Total net increase
   (decrease)                                        $ (3,515,366)       (143,162)                    $ 843,731         34,972

YEAR ENDED MARCH 31, 2003
Class A                                              $ (8,516,979)       (359,134)                 $ (1,131,670)       (50,214)
Class B                                                   (70,765)         (3,042)                       77,813          3,162
Class C                                                  (307,126)        (13,213)                      164,638          6,811
Class F                                                  (611,922)        (26,665)                      482,568         20,153
Class 529-A                                                  (649)            (29)                       34,893          1,446
Class 529-B                                                  (103)             (5)                        8,616            362
Class 529-C                                                  (251)            (11)                       16,082            672
Class 529-E                                                   (16)             (1)                        2,434            102
Class 529-F                                                   (16)             (1)                        1,242             56
Class R-1                                                     (84)             (4)                        1,232             55
Class R-2                                                  (6,463)           (290)                       31,591          1,414
Class R-3                                                 (17,822)           (815)                       68,501          3,054
Class R-4                                                 (10,546)           (482)                       84,194          3,704
Class R-5                                                 (49,638)         (2,198)                      866,170         37,606
Total net increase
   (decrease)                                        $ (9,592,380)       (405,890)                    $ 708,304         28,383



* Amount less than one thousand.
(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.

6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $913,570,000, which represented 3.03% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $4,736,511,000 and $3,550,848,000, respectively, during the six months ended September 30, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended September 30, 2003, the custodian fee of $5,244,000 included $16,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                                        Income (loss) from investment operations (3)
                                                                                         Net gains
                                                            Net asset                  (losses) on
                                                               value,          Net      securities      Total from
                                                            beginning   investment  (both realized      investment
                                                            of period       income  and unrealized)     operations
Class A:
 Six months ended 9/30/2003                                 (2)$20.78         $.18          $5.79         $5.97
 Year ended 3/31/2003                                           27.23          .25          (6.46)        (6.21)
 Year ended 3/31/2002                                           28.72          .33          (1.16)         (.83)
 Year ended 3/31/2001                                           44.61          .69         (12.65)       (11.96)
 Year ended 3/31/2000                                           30.21          .34          15.74         16.08
 Year ended 3/31/1999                                           29.56          .42           1.85          2.27
Class B:
 Six months ended 9/30/2003                                 (2) 20.65          .08           5.75          5.83
 Year ended 3/31/2003                                           27.09          .07          (6.43)        (6.36)
 Year ended 3/31/2002                                           28.56          .11          (1.14)        (1.03)
 Year ended 3/31/2001                                           44.59          .47         (12.65)       (12.18)
 Period from 3/15/2000 to 3/31/2000                             43.09          .03           1.47          1.50
Class C:
 Six months ended 9/30/2003                                 (2) 20.58          .07           5.74          5.81
 Year ended 3/31/2003                                           27.07          .05          (6.42)        (6.37)
 Year ended 3/31/2002                                           28.56          .06          (1.14)        (1.08)
 Period from 3/15/2001 to 3/31/2001                             28.87          .06           (.37)         (.31)
Class F:
 Six months ended 9/30/2003                                 (2) 20.75          .17           5.79          5.96
 Year ended 3/31/2003                                           27.23          .24          (6.46)        (6.22)
 Year ended 3/31/2002                                           28.72          .26          (1.11)         (.85)
 Period from 3/15/2001 to 3/31/2001                             29.02          .07           (.37)         (.30)
Class 529-A:
 Six months ended 9/30/2003                                 (2) 20.74          .17           5.79          5.96
 Year ended 3/31/2003                                           27.23          .23          (6.45)        (6.22)
 Period from 2/15/2002 to 3/31/2002                             26.02          .11           1.10          1.21
Class 529-B:
 Six months ended 9/30/2003                                 (2) 20.61          .05           5.75          5.80
 Year ended 3/31/2003                                           27.21          .02          (6.43)        (6.41)
 Period from 2/19/2002 to 3/31/2002                             25.54          .08           1.59          1.67
Class 529-C:
 Six months ended 9/30/2003                                 (2) 20.61          .06           5.74          5.80
 Year ended 3/31/2003                                           27.20          .02          (6.42)        (6.40)
 Period from 2/15/2002 to 3/31/2002                             26.02          .09           1.09          1.18
Class 529-E:
 Six months ended 9/30/2003                                 (2) 20.69          .12           5.77          5.89
 Year ended 3/31/2003                                           27.23          .15          (6.44)        (6.29)
 Period from 3/7/2002 to 3/31/2002                              27.39          .06           (.22)         (.16)
Class 529-F:
 Six months ended 9/30/2003                                 (2) 20.74          .15           5.79          5.94
 Period from 9/16/2002 to 3/31/2003                             22.67          .16          (1.83)        (1.67)
Class R-1:
 Six months ended 9/30/2003                                 (2) 20.67          .06           5.74          5.80
 Period from 6/17/2002 to 3/31/2003                             26.26          .06          (5.41)        (5.35)
Class R-2:
 Six months ended 9/30/2003                                 (2) 20.64          .06           5.76          5.82
 Period from 5/31/2002 to 3/31/2003                             27.34          .10          (6.55)        (6.45)
Class R-3:
 Six months ended 9/30/2003                                 (2) 20.68          .09           5.80          5.89
 Period from 5/21/2002 to 3/31/2003                             27.64          .17          (6.86)        (6.69)
Class R-4:
 Six months ended 9/30/2003                                 (2) 20.63          .16           5.76          5.92
 Period from 6/7/2002 to 3/31/2003                              26.69          .22          (6.00)        (5.78)
Class R-5:
 Six months ended 9/30/2003                                 (2) 20.78          .20           5.81          6.01
 Period from 5/15/2002 to 3/31/2003                             27.55          .26          (6.74)        (6.48)



                                                                  Dividends and distributions
                                                          Dividends                             Total
                                                          (from net     Distributions       dividends          Net asset
                                                         investment     (from capital             and         value, end
                                                            income)            gains)   distributions          of period
Class A:
 Six months ended 9/30/2003                                    $ -            $ -              $ -              $26.75
 Year ended 3/31/2003                                         (.24)             -               (.24)            20.78
 Year ended 3/31/2002                                         (.66)             -               (.66)            27.23
 Year ended 3/31/2001                                         (.19)           (3.74)           (3.93)            28.72
 Year ended 3/31/2000                                         (.29)           (1.39)           (1.68)            44.61
 Year ended 3/31/1999                                         (.36)           (1.26)           (1.62)            30.21
Class B:
 Six months ended 9/30/2003                                      -              -                -               26.48
 Year ended 3/31/2003                                         (.08)             -               (.08)            20.65
 Year ended 3/31/2002                                         (.44)             -               (.44)            27.09
 Year ended 3/31/2001                                         (.11)           (3.74)           (3.85)            28.56
 Period from 3/15/2000 to 3/31/2000                              -              -                -               44.59
Class C:
 Six months ended 9/30/2003                                      -              -                -               26.39
 Year ended 3/31/2003                                         (.12)             -               (.12)            20.58
 Year ended 3/31/2002                                         (.41)             -               (.41)            27.07
 Period from 3/15/2001 to 3/31/2001                              -              -                -               28.56
Class F:
 Six months ended 9/30/2003                                      -              -                -               26.71
 Year ended 3/31/2003                                         (.26)             -               (.26)            20.75
 Year ended 3/31/2002                                         (.64)             -               (.64)            27.23
 Period from 3/15/2001 to 3/31/2001                              -              -                -               28.72
Class 529-A:
 Six months ended 9/30/2003                                      -              -                -               26.70
 Year ended 3/31/2003                                         (.27)             -               (.27)            20.74
 Period from 2/15/2002 to 3/31/2002                              -              -                -               27.23
Class 529-B:
 Six months ended 9/30/2003                                      -              -                -               26.41
 Year ended 3/31/2003                                         (.19)             -               (.19)            20.61
 Period from 2/19/2002 to 3/31/2002                              -              -                -               27.21
Class 529-C:
 Six months ended 9/30/2003                                      -              -                -               26.41
 Year ended 3/31/2003                                         (.19)             -               (.19)            20.61
 Period from 2/15/2002 to 3/31/2002                              -              -                -               27.20
Class 529-E:
 Six months ended 9/30/2003                                      -              -                -               26.58
 Year ended 3/31/2003                                         (.25)             -               (.25)            20.69
 Period from 3/7/2002 to 3/31/2002                               -              -                -               27.23
Class 529-F:
 Six months ended 9/30/2003                                      -              -                -               26.68
 Period from 9/16/2002 to 3/31/2003                           (.26)             -               (.26)            20.74
Class R-1:
 Six months ended 9/30/2003                                      -              -                -               26.47
 Period from 6/17/2002 to 3/31/2003                           (.24)             -               (.24)            20.67
Class R-2:
 Six months ended 9/30/2003                                      -              -                -               26.46
 Period from 5/31/2002 to 3/31/2003                           (.25)             -               (.25)            20.64
Class R-3:
 Six months ended 9/30/2003                                      -              -                -               26.57
 Period from 5/21/2002 to 3/31/2003                           (.27)             -               (.27)            20.68
Class R-4:
 Six months ended 9/30/2003                                      -              -                -               26.55
 Period from 6/7/2002 to 3/31/2003                            (.28)             -               (.28)            20.63
Class R-5:
 Six months ended 9/30/2003                                      -              -                -               26.79
 Period from 5/15/2002 to 3/31/2003                           (.29)             -               (.29)            20.78


                                                                                              Ratio of         Ratio of
                                                                          Net assets,         expenses       net income
                                                                Total   end of period       to average       to average
                                                            return(4)    (in millions)      net assets       net assets
Class A:
 Six months ended 9/30/2003                                    28.92%         $25,594             .90% (5)         1.46% (5)
 Year ended 3/31/2003                                         (23.16)          20,143             .90              1.06
 Year ended 3/31/2002                                          (2.63)          27,765             .88              1.21
 Year ended 3/31/2001                                         (28.02)          28,963             .84              1.89
 Year ended 3/31/2000                                          54.32           38,837             .84               .93
 Year ended 3/31/1999                                           8.19           22,083             .84              1.45
Class B:
 Six months ended 9/30/2003                                    28.42              531            1.66 (5)           .67 (5)
 Year ended 3/31/2003                                         (23.79)             387            1.68               .28
 Year ended 3/31/2002                                          (3.34)             422            1.65               .41
 Year ended 3/31/2001                                         (28.53)             321            1.61              1.40
 Period from 3/15/2000 to 3/31/2000                             3.48               30             .07               .06
Class C:
 Six months ended 9/30/2003                                    28.36              442            1.74 (5)           .57 (5)
 Year ended 3/31/2003                                         (23.80)             275            1.74               .19
 Year ended 3/31/2002                                          (3.53)             178            1.77               .22
 Period from 3/15/2001 to 3/31/2001                            (1.07)              10             .08               .18
Class F:
 Six months ended 9/30/2003                                    28.91            1,387             .94 (5)          1.37 (5)
 Year ended 3/31/2003                                         (23.21)             861             .94              1.00
 Year ended 3/31/2002                                          (2.71)             580             .95               .98
 Period from 3/15/2001 to 3/31/2001                            (1.03)               7             .05               .22
Class 529-A:
 Six months ended 9/30/2003                                    28.92               56             .88 (5)          1.41 (5)
 Year ended 3/31/2003                                         (23.22)              33             .94               .98
 Period from 2/15/2002 to 3/31/2002                             4.88                4             .13               .42
Class 529-B:
 Six months ended 9/30/2003                                    28.33               14            1.86 (5)           .43 (5)
 Year ended 3/31/2003                                         (23.91)               8            1.86               .07
 Period from 2/19/2002 to 3/31/2002                             6.77                1             .20               .29
Class 529-C:
 Six months ended 9/30/2003                                    28.33               27            1.84 (5)           .45 (5)
 Year ended 3/31/2003                                         (23.88)              15            1.84               .08
 Period from 2/15/2002 to 3/31/2002                             4.77                1             .22               .35
Class 529-E:
 Six months ended 9/30/2003                                    28.66                4            1.30 (5)          1.01 (5)
 Year ended 3/31/2003                                         (23.48)               2            1.30               .66
 Period from 3/7/2002 to 3/31/2002                              (.36)               - (6)         .09               .23
Class 529-F:
 Six months ended 9/30/2003                                    28.77                3            1.04 (5)          1.20 (5)
 Period from 9/16/2002 to 3/31/2003                            (7.57)               1            1.05 (5)          1.31 (5)
Class R-1:
 Six months ended 9/30/2003                                    28.34                3            1.73 (5,7)         .48 (5)
 Period from 6/17/2002 to 3/31/2003                           (20.56)               1            1.73 (5,7)         .32 (5)
Class R-2:
 Six months ended 9/30/2003                                    28.38               77            1.69 (5,7)         .51 (5)
 Period from 5/31/2002 to 3/31/2003                           (23.80)              29            1.70 (5,7)         .53 (5)
Class R-3:
 Six months ended 9/30/2003                                    28.67              317            1.32 (5,7)         .74 (5)
 Period from 5/21/2002 to 3/31/2003                           (24.40)              63            1.31 (5,7)         .87 (5)
Class R-4:
 Six months ended 9/30/2003                                    28.88              215             .94 (5)          1.26 (5)
 Period from 6/7/2002 to 3/31/2003                            (21.87)              76             .96 (5,7)        1.27 (5)
Class R-5:
 Six months ended 9/30/2003                                    29.11            1,451             .62 (5)          1.65 (5)
 Period from 5/15/2002 to 3/31/2003                           (23.71)             782             .63 (5)          1.31 (5)



                                                              Six months ended
                                                                September 30,                  Year ended March 31
                                                                    2003(2)          2003     2002       2001    2000   1999

PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES                     15%            29%      27%        37%     29%    32%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) The year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred
  ' sales charges.
(5) Annualized.
(6) Amount less than 1 million.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.
    Had CRMC not paid such fees, expense ratios would have been 1.89%, 2.29% and 1.32% for classes R-1, R-2 and R-3, respectively, during the six months ended September 30, 2003, and 2.84%, 2.33% and 1.35% for classes R-1, R-2 and R-3, respectively, during the period ended March 31, 2003. The expense ratio for Class R-4 was not affected by an payments made by CRMC.

OTHER SHARE CLASS RESULTS                                             unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended September 30, 2003:
                                                                                              1 year              Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six
     years of purchase                                                                        +19.63%               -10.26%(1)
Not reflecting CDSC                                                                           +24.63%                -9.58%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
     sold within one year of purchase                                                         +23.58%                -2.67%(2)
Not reflecting CDSC                                                                           +24.58%                -2.67%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +25.59%                -1.87%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +18.43%                -1.33%(4)
Not reflecting maximum sales charge                                                           +25.65%                +2.34%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only if
     shares are sold within six years of purchase                                             +19.43%                +0.16%(5)
Not reflecting CDSC                                                                           +24.43%                +2.62%(5)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
     sold within one year of purchase                                                         +23.43%                +1.43%(4)
Not reflecting CDSC                                                                           +24.43%                +1.43%(4)

CLASS 529-E SHARES(3)                                                                         +25.14%                -1.22%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +25.38%               +18.25%(7)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and
    Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and
    Class 529-C shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in EuroPacific Growth Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.04 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE AMERICAN FUNDS PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of EuroPacific Growth Fund but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-916-1103

Litho in USA BG/AL/8082

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 10 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             EUROPACIFIC GROWTH FUND



By  /s/ Mark E. Denning
-------------------------------------------------------
Mark E. Denning, President and PEO

Date: December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By   /s/ Mark E. Denning
   --------------------------------------------------
Mark E. Denning, President and PEO

Date: December 9, 2003



By  /s/ R. Marcia Gould
   --------------------------------------------------
R. Marcia Gould, Treasurer

Date: December 9, 2003